ETF SERIES SOLUTIONS
615 East Michigan Street | Milwaukee, Wisconsin 53202

August 1, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”)
File Nos.: 333-179562 and 811-22668
AlphaClone Alternative Alpha ETF (S000036971)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series, AlphaClone Alternative Alpha ETF (the “Fund”), certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment with respect to the Fund dated July 31, 2022, and filed electronically as Post-Effective Amendment No. 816 to the Trust’s Registration Statement on Form N-1A on July 26, 2022.

If you have any additional questions or require further information, please do not hesitate to contact me at (920) 360-7173 or alyssa.bernard@usbank.com.

Sincerely,

/s/ Alyssa M. Bernard
Alyssa M. Bernard
Vice President